Performance Management	Dec. 10, 2025
Transamerica Bond Active ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

No performance is shown for the Fund. Performance will appear in a future version of this Prospectus once the Fund has a full calendar year of performance to report to investors.

Updated performance information will be available on the Fund’s website at www.transamerica.com/investments-fund-center    or by calling 1-888- 893-8988.

Performance One Year or Less [Text]	Performance will appear in a future version of this Prospectus once the Fund has a full calendar year of performance to report to investors.
Performance Availability Website Address [Text]	www.transamerica.com/investments-fund-center
Performance Availability Phone [Text]	1-888- 893-8988
Transamerica Large Value Active ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

No performance is shown for the Fund. Performance will appear in a future version of this Prospectus once the Fund has a full calendar year of performance to report to investors.

Updated performance information will be available on the Fund’s website at www.transamerica.com/investments-fund-center or by calling 1-888- 893-8988.

Performance One Year or Less [Text]	Performance will appear in a future version of this Prospectus once the Fund has a full calendar year of performance to report to investors.
Performance Availability Website Address [Text]	www.transamerica.com/investments-fund-center
Performance Availability Phone [Text]	1-888- 893-8988